Accounts receivable (Tables)	12 Months Ended
Dec. 31, 2019
Subclassifications of assets, liabilities and equities [abstract]
Summary of Accounts Receivable
Accounts receivable break down as follows:

(€ million)	December 31, 2019	December 31, 2018		December 31, 2017
Gross value	8,090	7,430		7,405
Allowances	(153)	(170)	(a)	(189)
Carrying amount	7,937	7,260		7,216
(a)
With effect from January 1, 2018, impairment allowances cover expected losses as required by IFRS 9, rather than (as previously) incurred losses. The impact of this new impairment methodology as of January 1, 2018 is to increase the total impairment allowance by €17 million.

Summary of Gross Value of Overdue Receivables

	Overdue accounts	Overdue by	Overdue by	Overdue by	Overdue by	Overdue by
(€ million)	gross value	<1 month	1 to 3 months	3 to 6 months	6 to 12 months	> 12 months
December 31, 2019	642	269	171	61	36	105
December 31, 2018	547	257	172	36	21	61
December 31, 2017	644	247	143	113	48	93